Retirement Plans and Postretirement Costs (Details 4)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011
Pension plan weighted-average asset allocations by asset category
Target Allocation	100.00%
Plan assets - actual percentage	100.00%	100.00%
Equity investments [Member]
Pension plan weighted-average asset allocations by asset category
Target Allocation	70.00%
Plan assets - actual percentage	64.00%	70.00%
Fixed-income Investments [Member]
Pension plan weighted-average asset allocations by asset category
Target Allocation	30.00%
Plan assets - actual percentage	32.00%	26.00%
Other [Member]
Pension plan weighted-average asset allocations by asset category
Plan assets - actual percentage	4.00%	4.00%